Investment in Associate and Joint Ventures (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands, ft² in Millions		1 Months Ended		12 Months Ended
	Oct. 04, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 CAD ($) ft²	Jan. 30, 2018 $ / shares	Jul. 31, 2019 CAD ($) $ / shares	Jul. 31, 2018 CAD ($) $ / shares	Jul. 31, 2019 USD ($)	Jul. 31, 2019 EUR (€)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 CAD ($)
Disclosure of joint ventures [line items]
Capitalized transaction costs				$ 212
Interest income				5,187	$ 2,115
Cash consideration of investment				$ 13,427
Warrants issued during period, weighted average exercise price | $ / shares			$ 5.60	$ 6.00	$ 4.34
Truss - Investment in Associate
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	42.50%
Number of shares held | shares	42,500
Capitalized fair value of warrant consideration	$ 42,386
Capitalized transaction costs				$ 721	$ 0
Share of net loss				(2,796)	0
Cash consideration of investment				11,476	0
Carrying value				$ 51,786	0				$ 0
Truss - Investment in Associate | Molson Coors Canada (the "Partner")
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	57.50%
Number of shares held | shares	57,500
Number of warrants granted | shares	11,500,000
Period of warrants granted	3 years
Warrants issued during period, weighted average exercise price | $ / shares	$ 6.00
Belleville Complex Inc | Joint Ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		25.00%
Proportion of ownership interest in joint venture held by partners		75.00%
Area of property | ft²		1.5
Interest rate		4.00%
Tenant period		20 years
Interest income		$ 454
Carrying value
HEXOMed | Joint Ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture held by partners				33.34%
Capitalized transaction costs				$ 125	0
Share of net loss				(168)	0
Cash consideration of investment				1,106	0
Carrying value				$ 1,063	$ 0				$ 0
Total cash contribution | €							€ 250
Additional cash contribution | €							€ 500
Percentage increase in interest				51.00%